Investment in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Equity Investees [Abstract]
Schedule of Share of Results from its Equity Method Investments	As of December 31, 2025, the carrying amounts of the Company’s equity method investments were as follows:
Amounts
Carlico	$4,550,000
RGSB	-
$4,550,000

Schedule of Share of Results from Equity Method Investments	For the year ended December 31, 2025, the Company recognized the following share of results from its equity method investments:
Amounts
Carlico	$-
RGSB	(7,637)
$(7,637)